1933 Act File No. 33-26915
                                   1940 Act File No. 811-5762

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........
                                                            -

   Post-Effective Amendment No.   32    ..........       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   33    .........................       X

                                STAR FUNDS

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        C. Grant Anderson, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on  March 31, 1997 pursuant to paragraph (b)
       -              -
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
 -
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on January 15, 1997; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copies to:     Matthew G. Maloney, Esq.
          Dickstein Shapiro Morin & Oshinsky
          2101 L. Street, N.W.
          Washington, D.C. 20037
                           CROSS-REFERENCE SHEET

   This Amendment to the Registration Statement of the Star Funds, which is comprised of nine portfolios: (1) Star Tax-Free Money Market Fund, (2) Star Treasury Fund (a) Investment Shares and (b) Trust Shares, (3) Star Relative Value Fund, (4) The Stellar Fund (a) Investment Shares and (b) Trust Shares, (5) Star U.S. Government Income Fund, (6) Star Capital Appreciation Fund, (7) Star Strategic Income Fund, and(8) Star Growth Equity Fund. The portfolios are comprised of the following:


PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-8) Cover Page.

Item 2.   Synopsis.................(1-8) Synopsis; (1-8) Summary of Fund
                                   Expenses.

Item 3.   Condensed Financial
          Information..............(1-8) Financial Highlights; (1-8)
                                   Performance Information.

Item 4.   General Description of
          Registrant...............(1-8) Objective and Investment Policies
                                   of Each Fund; (1-2) Common Investment
                                   Techniques of the Funds; (3-8) Portfolio
                                   Investments and Strategies; (3-8)
                                   Additional Risk Considerations; (1-8)
                                   Investment Limitations.
Item 5.   Management of the Trust..(1-8) Star Funds Information; (1-8)
                                   Management of the Trust; (1-8)
                                   Distribution of Fund Shares; (1, 2(a),
                                   3, 4(a), 5-8) Distribution Plan; (1-8)
                                   Administration of the Funds; (2(b))
                                   Expenses of the Treasury Fund and Trust
                                   Shares; (3-8) Brokerage Transactions.



Item 6.   Capital Stock and Other
          Securities...............(1-2) Dividends; (1-2) Capital Gains;
                                   (3-8) Dividends and Capital Gains; (1-8)
                                   Shareholder Information; (1-8) Voting
                                   Rights; (1-8) Effect of Banking Laws;
                                   (1-8) Tax Information; (1-8) Federal
                                   Income Tax;(1) Tax-Free Money Market
                                   Fund - Additional Tax Information;.(8)
                                   The Stellar Bond Fund-Additional Federal
                                   Income Tax Information; (1-8) State and
                                   Local Taxes.

Item 7.   Purchase of Securities
          Being Offered............(1-8) Net Asset Value; (1-8) Investing
                                   in the Funds;   (1-8) Share Purchases;
                                   (1-8) Minimum Investment Required; (1-8)
                                   What Shares Cost; (3-8) Systematic
                                   Investment Plan; (3,4a,5,6,8) Reducing
                                   the Sales Charge; (1-8) Exchanging
                                   Securities for Fund Shares; (1-8)
                                   Certificates and Confirmations; (1-2)
                                   Shareholder Service Organizations; (3-8)
                                   Frequent Investor Program; (1-8)
                                   Exchange Privilege.

Item 8.   Redemption or Repurchase.(1-8) Redeeming Shares; (1-2)
                                   Checkwriting Privilege; (3-8) Systematic
                                   Withdrawal Plan; (7,8) Contingent
                                   Deferred Sales Charge; (7,8) Elimination of Contingent Deferred Sales Charge; (1-8) Accounts with Low Balances.

Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-8) Cover Page.

Item 11.  Table of Contents........(1-8) Table of Contents.

Item 12.  General Information and
          History..................(1-8) General Information About the
                                   Fund; (1-8) Investment Limitations.

Item 13.  Investment Objectives and
          Policies.................(1-8) Investment Objective(s) and
                                   Policies.

Item 14.  Management of the Fund...(1-8) Star Funds Management.

Item 15.  Control Persons and Principal
          Holders of Securities....(1-8) Fund Ownership.
Item 16.  Investment Advisory and Other
          Services.................(1-8) Investment Advisory Services; (1-
                                   8) Administrative Services; (8) Other
                                   Services; (1-8) Custodian.

Item 17.  Brokerage Allocation.....(1-8) Brokerage Transactions.

Item 18.  Capital Stock and Other
          Securities...............Not applicable.

Item 19.  Purchase, Redemption and
          Pricing of Securities
          Being Offered............(1-8) Purchasing Shares; (1-8) Exchange
                                   Privilege; (1-8) Determining Net Asset
                                   Value; (1-8) Redeeming Shares; (1-8)
                                   Redemption in Kind.

Item 20.  Tax Status...............(1-8) Tax Status; (1-8) Yield; (1-2)
                                   Effective Yield; (1,8) Tax-Equivalent
                                   Yield; (1-8) Total Return.

Item 21.  Underwriters.............(1-8) Administrative Arrangements; (1-
                                   3,4a,5-8) Distribution Plan.

Item 22.  Calculation of Performance
          Data.....................(1-8) Performance Comparisons.

Item 23.  Financial Statements.....(1,2(a),3-8) The Financial Statements
                                   are incorporated herein by reference
                                   from the Funds' Annual Reports dated
                                   November 30, 1996; (8) to be filed by
                                   Amendment.

Incorprate by reference ursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 31, filed January 24, 1997, in their entirety.


PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a) Financial Statements. (1,2(a),3-8) The Financial Statements for the fiscal period ended November 30, 1996, are incorporated herein by reference from the Fund's Annual Reports dated November 30, 1996; 2(b) to be filed by Amendment.
          (b)  Exhibits:
               (1) Conformed copy of Declaration of Trust of the Registrant; (15)
                    (i) Conformed copy of Amendment No. 1 to Declaration of Trust; (2)
                    (ii) Conformed copy of Amendment No. 2 to Declaration of Trust (2)
                    (iii) Conformed copy of Amendment No. 3 to Declaration
                          of Trust; (2)
                    (iv) Conformed copy of Amendment No. 4 to Declaration of Trust; (4)
                    (v) Conformed copy of Amendment No. 5 to Declaration of Trust; (12)
                    (vi) Conformed copy of Amendment No. 6 to Declaration of Trust; (12)
                    (vii) Conformed copy of Amendment No. 7 to Declaration
                          of Trust; (12)
                    (viii)Conformed copy of Amendment No. 8 to Declaration
                          of Trust (15)
                    (ix) Conformed copy of Amendment No. 9 to Declaration of Trust; (15)
                    (x)   Conformed copy of Amendment No. 10 to
                          Declaration of Trust; (15)
                    (xi)  Conformed copy of Amendment No. 11 to
                          Declaration of Trust; (15)
                    (xii) Conformed copy of Amendment No. 12 to
                          Declaration of Trust; (18)
                    (xiii)Conformed copy of Amendment No. 13 to
                          Declaration of Trust; (19)
                    (xiv) Conformed copy of Amendment No. 14 to
                          Declaration of Trust; (19)
                    (xv)  Conformed Copy of Amendment No. 15 to
                          Declaration of Trust; (25)
                    (xiv) Conformed Copy of Amendment No. 16 to
                          Declaration of Trust; (25)

+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed April 10, 1989. (File Nos. 33-26915 and 811-5762)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed December 6, 1989. (File Nos. 33-26915 and 811-5762)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed January 29, 1992. (File Nos. 33-26915 and 811-5762)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)
18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17, 1994. (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed
     May 13, 1994.  (File Nos. 33-26915 and 811-5762)
25.  Response is incorporated by reference to Registrant's Post- Effective
Amendment No. 32 to the Registration Statement on Form      N-1A filed
January 24, 1996.  (File Nos. 33-26915 and 811-5762)


               (2)  Copy of By-Laws of the Registrant; (1)
               (3)  Not applicable;
               (4)  Not applicable;
               (5) Conformed copy of Investment Advisory Contract between Losantiville Funds and Star Bank, N.A. through and including Exhibit G; (13)
                    (i) Conformed copy of Exhibit H to Investment Advisory Contract of the Registrant to add Star Growth Equity Fund (now known as Star Capital Appreciation Fund); (19)
                    (ii) Conformed copy of Exhibit I to Investment
                         Advisory Contract of the Registrant to add Star Strategic Income Fund; (20)
                    (iii)Conformed copy of Exhibit J to Investment
                         Advisory Contract of the Registrant to add Star Growth Equity Fund; (21)
               (6)  (i)  Conformed copy of Distributor's Contract of the
                         Registrant through and including Exhibit E; (13)
                    (ii) Conformed copy of Exhibit F to Distributor's
                         Contract of the Registrant; (17)
                    (iii)Conformed copy of Exhibit G to Distributor's
                         Contract of the Registrant; (19)
                    (iv) Conformed copy of Exhibit H to Distributor's
                         Contract of the Registrant to add Star Growth Equity Fund (now known as Star Capital Appreciation Fund); (19)
                    (v) Conformed copy of Exhibit I to Distributor's Contract of the Registrant to add Star Strategic Income Fund; (20)

+ All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 3, 1989. (File Nos. 33-26915 and 811-5762)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed November 20, 1992. (File Nos. 33-26915 and 811-5762)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed
     May 13, 1994.  (File Nos. 33-26915 and 811-5762)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)


                    (vi) Conformed copy of Exhibit J to Distributor's
                         Contract of the Registrant to add Star Growth Equity Fund; (21)
                    (vii)Conformed copy of Exhibit L to Distributor's
                         Contract of the Registrant to add Star Treasury Fund, Trust Shares; +
               (7)  Not applicable;
               (8)  Conformed copy of Custodian Contract of the
                    Registrant; (15)
               (9)  (i)  Conformed copy of Fund Accounting, Shareholder
                         Recordkeeping, and Custody Services Procurement Agreement; (21)
                    (ii) Conformed copy of Administrative Services
                         Agreement; (17)
                    (iii)Conformed copy of Shareholder Services Plan of
                         the Registrant through and including Exhibit A;
                         (19)
                    (iv) Conformed copy of Exhibit B to Shareholder
                         Services Plan of the Registrant to add Star
                         Strategic Income Fund; (20)
                    (v) Conformed copy of Exhibit C to Shareholder Services Plan of the Registrant to add Star Growth Equity Fund (21);
                    (vi) Conformed copy of Exhibit D to Shareholder
                         Services Plan of the Registrant to add The
                         Stellar Fund (Trust Shares); (22)
                    (vii)Conformed copy of Exhibit E to Shareholder
                         Services Plan of the Registrant to add The
                         Stellar Fund (Investment Shares); (22)

+ All exhibits have been filed electronically.
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)


                    (viii) Conformed copy of Exhibit F to Shareholder
                         Services Plan of the Registrant to add Star Tax-Free Money Market Fund; (22)
                    (ix) Conformed copy of Exhibit G to Shareholder
                         Services Plan of the Registrant to add Star
                         Treasury Fund; (22)
                    (x)   Conformed copy of Exhibit H to  Shareholder
                         Services Plan of the Registrant to add Star U.S. Government Income Fund; (22)
                    (xi) Conformed copy of Exhibit I to Shareholder
                         Services Plan of the Registrant to add Star
                         Relative Value Fund; (22)
                    (xii)Conformed copy of Exhibit J to Shareholder
                         Services Plan of the Registrant to add Star Prime Obligations Fund; (22)
                    (xiii)..........Conformed copy of Exhibit L to
                         Shareholder Services Plan of the Registrant to add Star Treasury Fund, Trust Shares; +

               (10) Conformed copy of Opinion and Consent of Counsel as to
                    Legality of Shares being Issued; (24)
               (11) Conformed Copy of Opinion and Consent of Special
                         Counsel; (9)
               (12) Not applicable;
               (13) Conformed copy of Initial Capital Understanding; (2)
               (14) Not applicable;

+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed April 10, 1989. (File Nos. 33-26915 and 811-5762)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed March 12, 1991. (File Nos. 33-26915 and 811-5762)
     N-1A filed September 15, 1994.  (File Nos. 33-26915 and 811-5762)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 10, 1996. (File Nos. 33-26915 and 811-5762)



               (15) (i)   Conformed copy of Distribution Plan; (13)
                    (ii)  Copy of Rule 12b-1 Agreement through and
                          including Amendment No. 1 to Exhibit A; (7)
                    (iii) Copy of Amendment No. 2 to Exhibit A to 12b-1
                          Agreement; (11)
                    (iv)  Copy of Amendment No. 3 to Exhibit A to 12b-1
                          Agreement; (11)
                    (v)   Copy of Amendment No. 4 to Exhibit A to 12b-1
                          Agreement; (13)
                    (vi)  Conformed copy of Exhibit E to the Distribution
                          Plan; (17)
                    (vii) Copy of Amendment No. 5 to Exhibit A to 12b-1
                          Agreement; (18)
                    (viii)Conformed copy of Exhibit F to Distribution Plan
                          of the Registrant to add Star Growth Equity Fund
                          (now known as Star Capital Appreciation Fund);
                          (19)
                    (ix)  Conformed copy of Exhibit G to Distribution Plan
                          of the Registrant to add Star Strategic Income
                          Fund; (20)
                    (x)   Conformed copy of Exhibit H to Distribution Plan
                          of the Registrant to add Star Growth Equity
                          Fund; (21)
                    (xi)  Copy of Amendment No. 6 to Exhibit A to 12b-1
                          Agreement; (20)

               (16) (i) Copy of Schedule for Computation of Fund Performance Data, Star Relative Value Fund; (24)

+ All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed December 4, 1990. (File Nos. 33-26915 and 811-5762)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed August 29, 1991. (File Nos. 33-26915 and 811-5762)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed November 20, 1992. (File Nos. 33-26915 and 811-5762)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)
18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17, 1994. (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 10, 1996. (File Nos. 33-26915 and 811-5762)



                    (ii) Copy of Schedule for Computation of Fund Performance Data, The Stellar Fund (12);
                    (iii) Copy of Schedule for Computation of Fund
                          Performance Data, Star U.S. Government Income
                          Fund; (15)
                    (iv) Copy of Schedule for Computation of Fund Performance Data, Star Capital Appreciation Fund
                          (21);
                    (v) Copy of Schedule for Computation of Fund Performance Data, Star Strategic Income Fund;
                          (22)
                    (vi) Copy of Schedule for Computation of Fund Performance Data, Star Growth Equity Fund; (22)
               (17)       Financial Data Schedules; +
               (18) Conformed copy of Amended and Restated Multiple Class Plan including
                          Exhibit A; +
               (19)       Conformed copy of Power of Attorney; +

Item 25...Persons Controlled by or Under Common Control with Registrant:

          None.

Item 26.  Number of Holders of Securities:
                                        Number of Record Holders
          Title of Class                  as of March 3, 1997


          Shares of beneficial interest
               (no par value)
          Star Treasury Fund
               Investment Shares                188
               Trust Shares             not yet effective
          Star Relative Value Fund            2,483
          Star Tax-Free Money Market Fund              12
          The Stellar Fund
               Investment Shares              5,586
               Trust Shares                      49
          Star U.S. Government Income Fund             304
          Star Capital Appreciation Fund               453
          Star Strategic Income Fund          1,393
          Star Growth Equity Fund             1,991
          The Stellar Insured Tax-Free Bond Fund 47


+ All exhibits have been filed electronically.
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed January 29, 1992. (File Nos. 33-26915 and 811-5762)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)



Item 27.  Indemnification:  (3)

Item 28.  Business and Other Connections of Investment Adviser:

          (a)Star Bank, N.A. ("Star Bank"), a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. Star Bank had an asset base of $9.6 billion as of June 30, 1996, and trust assets of $23.6 billion as of June 30, 1996.

             Star Bank has managed commingled funds since 1957. It currently manages seven common trust funds and collective investment funds having a market value in excess of $271 million.

             The officers and directors of the Star Bank any other business, profession, vocation, or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years, is set forth below. Unless otherwise noted, the position listed under "Other Business, Profession, Vocation or Employment" is with Star Bank.
     (b)
                                        Other Substantial
                    Position with       Business, Profession,
   Name              the Adviser        Vocation or Employment

Jerry A. Grundhofer Chairman, President and Chief Traditional
                    Executive Officer          Interiors

David M. Moffett    Executive Vice President   N/A

Richard K. Davis    Executive Vice President   N/A

Joseph A. Campanella                           Executive Vice President
   N/A

Thomas J. Lakin     Executive Vice President   N/A

Timothy J. Fogarty  Executive Vice President   N/A

Wayne J. Shircliff  Executive Vice President   N/A

Daniel B. Benhase   Executive Vice President   N/A
Daniel R. Noe       Executive Vice President   N/A

Jerome C. Kohlhepp  Executive Vice President   N/A

Stephen E. Smith    Executive Vice President   S. E. Smith
                                               and Company

S. Kay Geiger       Executive Vice President   Global Access
                                               Marketing, Inc.

Andrew E. Randall   Executive Vice President   N/A

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed July 26, 1989. (File Nos. 33-26915 and 811-5762)



J. R. Bridgeland, Jr.                   Director  Taft, Stetinius &
                                        Hollister

L. L. Browning, Jr. Director            N/A

V. B. Buyniski      Director            United Medical Resources, Inc.
                                        Mt. Auburn Partnership, American
                                        Operations Management, NCG and
                                        Schmidt Marble

Samuel M. Cassidy   Director            Cassidy and Cassidy, Ltd. d/b/a
                                        Cave Spring Farm

Raymond R. Clark      Director          .N/A
V. Anderson Coombe  Director            Wm. Powell Company


John C. Dannemiller Director            Bearings, Inc.

Jerry A. Grundhofer Director            Traditional Interiors

J. P. Harrington, S.C.                  Director  N/A

J. P. Hayden, Jr.   Director            The Midland Company, American
                                        Family Home Insurance Co., American
                                        Modern Home Insurance Co.

Roger L. Howe       Director            U.S. Precision Lens, Inc.

T. J. Klinedinst, Jr.                   Director  Thomas E. Wood, Inc.,
                                        Ohio Cap Insurance Co., Ltd., The
                                        Tomba Co., Ltd.

Chares S. Mechem, Jr.                   Director  N/A

Daniel J. Meyer     Director            Cincinnati Milacron, Inc.

David B. O'Maley    Director            Ohio National Life Insurance Co.

O. M. Owens, M.D.,  Director            O'dell M. Owens, M.D., Inc., Moreno
                                        Food, MKO Investment, Seven Hills
                                        Lab, Graphi Action.

Thomas E. Petry     Director            Eagle-Picher Industries, Inc.

William C. Portman  Director            Portman Equipment Company
Oliver W. Waddell   Director            N/A




Item 29.  Principal Underwriters:

(a) 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




          b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief              Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive VicePresident,
Federated Investors Tower President, Federated,   Treasurer and
Pittsburgh, PA 15222-3779 Securities Corp.        Trustee (Principal
                          Financial and           Accounting Officer)

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant



Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


(c)  Not applicable.

Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and
          Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Star Funds                 Federated Investors Tower
                                     Pittsburgh, PA  15222-3779

          Federated Shareholder Services     Federated Investors Tower
          Company(`Transfer Agent,   Pittsburgh, PA  15222-3779
          Dividend Disbursing Agent
          and Portfolio Recordkeeper')

          Federated Administrative   Federated Investors Tower
          Services                   Pittsburgh, PA  15222-3779
          (`Administrator'')

          Star Bank, N.A.            425 Walnut Street
          (`Adviser'')               Cincinnati, OH  45202

          Star Bank, N.A.            425 Walnut Street
          (`Custodian'')             Cincinnati, OH  45202

Item 31.  Management Services:  Not applicable.
Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                SIGNATURES
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, STAR FUNDS, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of March, 1997.

                                STAR FUNDS

               BY: /s/ C. Grant Anderson
               C. Grant Anderson, Secretary
               Attorney in Fact for Edward C. Gonzales
               March 24, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/C. Grant Anderson
   C. Grant Anderson      Attorney In Fact      March 24, 1997
   SECRETARY              For the Persons
                          Listed Below

   NAME                       TITLE

Edward C. Gonzales*       President, Treasurer and Trustee
                           (Principal Financial and
                           Accounting Officer)

Thomas L. Conlan, Jr.*    Trustee

Dr. Alfred Gottschalk*    Trustee

Dr. Robert J. Hill*       Trustee

William H. Zimmer, III*   Trustee

Dawn M. Hornback          Trustee

Lawrence M. Turner        Trustee



* By Power of Attorney